TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION	The components of the income tax provision are:
Years Ended December 31,
	2023	2022	2021
Current	$-	$-	$-
Deferred	-	-	-
Total income tax provision	$-	$-	$-

SCHEDULE OF PROVISION FOR INCOME TAXES

The loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	Years Ended December 31,
	2023	2022	2021
Indonesia	$(1,060,197)	$(1,220,088)	$(3,724,160)
Foreign	(1,582,487)	(1,902,504)	(2,359,219)
Total loss before income taxes	$(2,642,684)	$(3,122,592)	$(6,083,379)

SCHEDULE OF RECONCILIATION OF INCOME TAXES PROVISION

The reconciliation of income taxes provision computed at the statutory tax rate applicable to income tax provision are as follows:

	Years Ended December 31,
	2023	2022	2021
Loss before income tax	$(2,642,684)	$(3,122,592)	$(6,083,379)
Computed income tax benefit with statutory income tax rate	(581,391)	(686,970)	(1,338,343)
Effect of different tax rates in other jurisdictions	306,694	418,276	518,955
Effect of different tax rates for the KSO operations	(26,433)	(26,458)	(100,210)
Effect of tax exemption for unrecovered expenditures on KSO operations	220,274	220,486	835,085
Current year true up	-	-	-
Effect of tax rates adjustment	-	-	(48,370)
Change in valuation allowance	80,856	74,666	132,883
Total income tax provision	$-	$-	$-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

The components of the deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2023	2022
Deferred tax assets
Tax loss carry forwards	$356,735	$290,752
Operating lease liabilities	274,292	87,862
Total deferred tax assets, gross	631,027	378,614

Deferred tax liabilities
Operating lease right-of-use assets	(274,292)	(87,862)
Total deferred tax liabilities	(274,292)	(87,862)

Deferred tax assets, net	356,735	290,752

Less: valuation allowance	(356,735)	(290,752)
Total deferred tax assets, net	$274,292	$87,862